Operating Leases Operating Leases - Operating Lease Maturity (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 40,894
2025	34,585
2026	29,172
2027	23,254
2028	15,023
Thereafter	33,998
Total future minimum lease payments	176,926
Lease imputed interest	(14,191)
Total	$ 162,735